Purchased Patents (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Purchased Patents
Weighted-Average Life	10 years
Gross Carrying Amount	$ 2,292,000		$ 2,292,000	$ 2,292,000
Accumulated Amortization	1,552,000		1,380,000	1,150,000
Amortization expense	172,000	172,000	229,000	229,000	229,000
Estimated annual aggregate amortization expense through December 31, 2015	229,000
Net book value of intangible assets	$ 740,000		$ 912,000	$ 1,142,000